Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005565
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	Investor Class
Trading Symbol	PRULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Investor Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, despite periods of volatility driven by shifting expectations for Federal Reserve policy, inflation, and economic growth. Long-term yields declined through late 2025 as investors lowered growth expectations but later moved higher amid fiscal concerns and renewed inflation uncertainty.

  Security selection aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  The fund’s yield curve position moderately detracted from overall performance relative to the style-specific benchmark. This was driven primarily by positioning in the 10-year area of the Treasury curve, which more than offset positive contributions from the remainder of the curve.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,736	10,232	10,749
2016	9,357	9,908	9,392
2017	9,522	10,008	9,525
2017	9,763	10,158	9,809
2017	10,081	10,283	10,123
2017	9,919	10,227	9,968
2018	9,491	10,059	9,517
2018	9,721	10,120	9,818
2018	9,772	10,175	9,843
2018	9,388	10,089	9,436
2019	9,822	10,378	9,897
2019	10,836	10,768	10,900
2019	12,141	11,210	12,224
2019	11,643	11,178	11,756
2020	12,911	11,590	13,028
2020	13,705	11,781	13,833
2020	13,633	11,936	13,814
2020	13,498	11,992	13,611
2021	12,145	11,750	12,244
2021	11,846	11,734	11,958
2021	12,726	11,925	12,810
2021	12,912	11,854	13,011
2022	11,990	11,440	12,115
2022	10,099	10,769	10,251
2022	9,734	10,552	9,910
2022	9,053	10,332	9,231
2023	9,021	10,328	9,197
2023	9,161	10,538	9,413
2023	8,694	10,426	8,950
2023	8,353	10,454	8,610
2024	8,656	10,671	8,937
2024	8,461	10,676	8,739
2024	9,094	11,187	9,388
2024	8,950	11,173	9,244
2025	8,942	11,291	9,243
2025	8,496	11,258	8,801
2025	8,654	11,538	8,969
2025	9,069	11,809	9,404
2026	9,244	11,998	9,584
2026	8,845	11,836	9,188

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
U.S. Treasury Long-Term Index Fund (Investor Class)	4.11%	-5.67%	-1.22%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	4.39	-5.13	-0.84

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,571,616,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ (186,000)
InvestmentCompanyPortfolioTurnover	11.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,571,616 Number of Portfolio Holdings67
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	99.3%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190631
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	I Class
Trading Symbol	PRUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - I Class	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, despite periods of volatility driven by shifting expectations for Federal Reserve policy, inflation, and economic growth. Long-term yields declined through late 2025 as investors lowered growth expectations but later moved higher amid fiscal concerns and renewed inflation uncertainty.

  Security selection aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  The fund’s yield curve position moderately detracted from overall performance relative to the style-specific benchmark. This was driven primarily by positioning in the 10-year area of the Treasury curve, which more than offset positive contributions from the remainder of the curve.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	509,909	504,163	510,143
8/31/17	526,775	510,360	526,491
11/30/17	518,377	507,571	518,421
2/28/18	496,184	499,250	494,968
5/31/18	508,392	502,274	510,618
8/31/18	511,250	505,004	511,945
11/30/18	491,343	500,759	490,761
2/28/19	514,271	515,075	514,719
5/31/19	567,570	534,421	566,885
8/31/19	636,120	556,375	635,785
11/30/19	610,229	554,796	611,425
2/29/20	676,928	575,250	677,598
5/31/20	719,301	584,740	719,461
8/31/20	715,804	592,392	718,464
11/30/20	708,480	595,207	707,920
2/28/21	638,290	583,208	636,797
5/31/21	622,345	582,372	621,921
8/31/21	668,880	591,892	666,244
11/30/21	678,948	588,342	676,698
2/28/22	630,815	567,787	630,120
5/31/22	531,686	534,490	533,157
8/31/22	512,698	523,730	515,436
11/30/22	477,621	512,801	480,086
2/28/23	475,608	512,588	478,349
5/31/23	483,217	523,036	489,557
8/31/23	458,781	517,481	465,513
11/30/23	441,025	518,851	447,825
2/29/24	457,270	529,642	464,811
5/31/24	447,204	529,865	454,495
8/31/24	480,883	555,240	488,256
11/30/24	473,534	554,522	480,771
2/28/25	473,319	560,405	480,748
5/31/25	450,610	558,790	457,755
8/31/25	459,210	572,654	466,473
11/30/25	480,775	586,137	489,091
2/28/26	490,278	595,490	498,462
5/31/26	470,046	587,474	477,871

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 5/3/17
U.S. Treasury Long-Term Index Fund (I Class)	4.31%	-5.46%	-0.68%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.79
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	4.39	-5.13	-0.50

Performance Inception Date	May 03, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,571,616,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ (186,000)
InvestmentCompanyPortfolioTurnover	11.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,571,616 Number of Portfolio Holdings67
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	99.3%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219345
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Long-Term Index Fund
Class Name	Z Class
Trading Symbol	TRZUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, despite periods of volatility driven by shifting expectations for Federal Reserve policy, inflation, and economic growth. Long-term yields declined through late 2025 as investors lowered growth expectations but later moved higher amid fiscal concerns and renewed inflation uncertainty.

  Security selection aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  The fund’s yield curve position moderately detracted from overall performance relative to the style-specific benchmark. This was driven primarily by positioning in the 10-year area of the Treasury curve, which more than offset positive contributions from the remainder of the curve.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,080	10,215	9,943
8/31/20	10,035	10,349	9,929
11/30/20	9,935	10,398	9,783
2/28/21	8,953	10,188	8,801
5/31/21	8,731	10,173	8,595
8/31/21	9,386	10,340	9,207
11/30/21	9,529	10,278	9,352
2/28/22	8,855	9,919	8,708
5/31/22	7,465	9,337	7,368
8/31/22	7,200	9,149	7,123
11/30/22	6,709	8,958	6,635
2/28/23	6,683	8,954	6,611
5/31/23	6,791	9,137	6,766
8/31/23	6,458	9,040	6,433
11/30/23	6,201	9,064	6,189
2/29/24	6,431	9,252	6,424
5/31/24	6,291	9,256	6,281
8/31/24	6,766	9,700	6,748
11/30/24	6,664	9,687	6,644
2/28/25	6,662	9,790	6,644
5/31/25	6,344	9,762	6,326
8/31/25	6,457	10,004	6,447
11/30/25	6,772	10,239	6,759
2/28/26	6,907	10,403	6,889
5/31/26	6,624	10,263	6,604

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 3/16/20
U.S. Treasury Long-Term Index Fund (Z Class)	4.41%	-5.37%	-6.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	4.39	-5.13	-6.47

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,571,616,000
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ (186,000)
InvestmentCompanyPortfolioTurnover	11.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,571,616 Number of Portfolio Holdings67
Holdings [Text Block]
Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Bonds	99.3%
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless